SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature]                [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:                   121
                                                  -------------------------

Form 13F Information Table Value Total:                 5729032
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
totals                          121            276362       5729032      5729032                                           5729032


PRICE T ROWE GROUP INC COM         74144T108    12981        233100       233100                                            233100
EXXON MOBIL CORP COM               30231G102    12751        137762       137762                                            137762
COCA COLA CO COM                   191216100    11943        207815       207815                                            207815
ISHARES TR DJ US TOTL MKT          464287846     9293        125079       125079                                            125079
CONOCOPHILLIPS COM                 20825C104     9204        104865       104865                                            104865
JOHNSON & JOHNSON COM              478160104     8546        130081       130081                                            130081
AMERICAN EXPRESS CO COM            025816109     7784        131109       131109                                            131109
GENERAL ELECTRIC CO COM            369604103     6660        160881       160881                                            160881
INTERNATIONAL GAME TECHNOLOG COM   459902102     6398        148450       148450                                            148450
CHURCH & DWIGHT INC COM            171340102     6346        134900       134900                                            134900
BANK OF AMERICA CORPORATION COM    060505104     5866        116698       116698                                            116698
LINCOLN NATL CORP IND COM          534187109     5658         85769        85769                                             85769
MICROSOFT CORP COM                 594918104     5323        180669       180669                                            180669
BERKSHIRE HATHAWAY INC DEL CL B    084670207     4711          1192         1192                                              1192
GENERAL DYNAMICS CORP COM          369550108     4709         55750        55750                                             55750
SUNRISE SENIOR LIVING INC COM      86768K106     4619        130600       130600                                            130600
FEDEX CORP COM                     31428X106     4438         42366        42366                                             42366
ZIMMER HLDGS INC COM               98956P102     3992         49290        49290                                             49290
AGL RES INC COM                    001204106     3783         95476        95476                                             95476
PAYCHEX INC COM                    704326107     3694         90101        90101                                             90101
MERCK & CO INC COM                 589331107     3680         71200        71200                                             71200
PEABODY ENERGY CORP COM            704549104     3621         75650        75650                                             75650
PROCTER & GAMBLE CO COM            742718109     3568         50731        50731                                             50731
BHP BILLITON LTD SPONSORED ADR     088606108     3529         44900        44900                                             44900
3M CO COM                          88579Y101     3476         37148        37148                                             37148
MEDCO HEALTH SOLUTIONS INC COM     58405U102     3452         38186        38186                                             38186
BROWN FORMAN CORP CL B             115637209     3386         45200        45200                                             45200
ALLTEL CORP COM                    020039103     3303         47400        47400                                             47400
ROYAL DUTCH SHELL PLC SPONS ADR A  780259206     3254         39594        39594                                             39594
MORGAN STANLEY INDIA INVS FD COM   61745C105     3104         61031        61031                                             61031
DEERE & CO COM                     244199105     3102         20900        20900                                             20900
SCHWAB CHARLES CORP NEW COM        808513105     3082        142680       142680                                            142680
WACHOVIA CORP NEW COM              929903102     3019         60204        60204                                             60204
MEDIACOM COMMUNICATIONS CORP CL A  58446K105     2802        397484       397484                                            397484
SHAW GROUP INC COM                 820280105     2754         47400        47400                                             47400
SELECT SECTOR SPDR TR SBI
  INT-ENERGY                       81369Y506     2483         33200        33200                                             33200
NEWMONT MINING CORP COM            651639106     2429         54300        54300                                             54300
COUSINS PPTYS INC COM              222795106     2330         79350        79350                                             79350
RIO TINTO PLC SPONSORED ADR        767204100     2198          6400         6400                                              6400
SUNTRUST BKS INC COM               867914103     2109         27877        27877                                             27877
CERADYNE INC COM                   156710105     2075         27400        27400                                             27400
AT&T INC COM                       00206R102     2065         48818        48818                                             48818
AMERICAN INTL GROUP INC COM        026874107     2007         29662        29662                                             29662
WATTS WATER TECHNOLOGIES INC CL A  942749102     2005         65300        65300                                             65300
EQUITY RESIDENTIAL SH BEN INT      29476L107     1993         47054        47054                                             47054
GREATER CHINA FD INC COM           39167B102     1986         48677        48677                                             48677
CHATTEM INC COM                    162456107     1897         26900        26900                                             26900
CLARCOR INC COM                    179895107     1885         55100        55100                                             55100
CONSOLIDATED WATER CO INC ORD      G23773107     1852         61700        61700                                             61700
DISNEY WALT CO COM DISNEY          254687106     1848         53740        53740                                             53740
INTERNATIONAL BUSINESS MACHS COM   459200101     1831         15543        15543                                             15543
SPDR TR UNIT SER 1                 78462F103     1772         11615        11615                                             11615
HCP INC COM ADDED                  40414L109     1754         52874        52874                                             52874
DUKE REALTY CORP COM NEW           264411505     1670         49400        49400                                             49400
CAMECO CORP COM                    13321L108     1660         35910        35910                                             35910
CISCO SYS INC COM                  17275R102     1635         49360        49360                                             49360
HERSHEY CO COM                     427866108     1587         34200        34200                                             34200
DIEBOLD INC COM                    253651103     1553         34200        34200                                             34200
COLONIAL PPTYS TR COM SH BEN INT   195872106     1506         43903        43903                                             43903
IDEXX LABS INC COM                 45168D104     1501         13700        13700                                             13700
CARNIVAL CORP PAIRED CTF           143658300     1501         31000        31000                                             31000
SELECT SECTOR SPDR TR SBI INT-TECH 81369Y803     1338         49600        49600                                             49600
TEXAS PAC LD TR SUB CTF PROP I T   882610108     1219         23050        23050                                             23050
PEPSICO INC COM                    713448108     1209         16500        16500                                             16500
TIB FINL CORP COM                  872449103     1171        106000       106000                                            106000
ST JOE CO COM                      790148100     1170         34800        34800                                             34800
REGIONS FINANCIAL CORP NEW COM     7591EP100     1108         37574        37574                                             37574
HONEYWELL INTL INC COM             438516106     1023         17200        17200                                             17200
UNITED TECHNOLOGIES CORP COM       913017109      998         12400        12400                                             12400
POWERSHARES ETF TRUST WATER
  RESOURCE                         73935X575      991         46400        46400                                             46400
PETROCHINA CO LTD SPONSORED ADR    71646E100      937          5060         5060                                              5060
KIMBERLY CLARK CORP COM            494368103      816         11612        11612                                             11612
FOREST LABS INC COM                345838106      813         21800        21800                                             21800
ANHEUSER BUSCH COS INC COM         035229103      812         16240        16240                                             16240
SCHLUMBERGER LTD COM               806857108      767          7300         7300                                              7300
PFIZER INC COM                     717081103      729         29847        29847                                             29847
CHEVRON CORP NEW COM               166764100      703          7516         7516                                              7516
GENERAL GROWTH PPTYS INC COM       370021107      617         11500        11500                                             11500
JOHNSON CTLS INC COM               478366107      591          5000         5000                                              5000
MEDICAL PPTYS TRUST INC COM        58463J304      587         44100        44100                                             44100
GENUINE PARTS CO COM               372460105      560         11200        11200                                             11200
SOUTHERN CO COM                    842587107      542         14949        14949                                             14949
POWERSHARES ETF TRUST
  DYNA BUYBK ACH                   73935X286      540         21300        21300                                             21300
HOME DEPOT INC COM                 437076102      536         16515        16515                                             16515
BARRICK GOLD CORP COM              067901108      536         13300        13300                                             13300
SWISS HELVETIA FD INC COM          870875101      491         27133        27133                                             27133
COGDELL SPENCER INC COM            19238U107      481         26000        26000                                             26000
HARLEY DAVIDSON INC COM            412822108      471         10200        10200                                             10200
FPL GROUP INC COM                  302571104      470          7726         7726                                              7726
DUKE ENERGY CORP NEW COM           26441C105      459         24570        24570                                             24570
EMERSON ELEC CO COM                291011104      447          8400         8400                                              8400
AMERIPRISE FINL INC COM            03076C106      442          7000         7000                                              7000
INTERNAP NETWORK SVCS CORP
  COM PAR $.001                    45885A300      442         31176        31176                                             31176
DOVER CORP COM                     260003108      433          8500         8500                                              8500
WASTE MGMT INC DEL COM             94106L109      411         10900        10900                                             10900
JP MORGAN CHASE & CO COM           46625H100      394          8588         8588                                              8588
ABBOTT LABS COM                    002824100      370          6900         6900                                              6900
THERMO FISHER SCIENTIFIC INC COM   883556102      358          6200         6200                                              6200
POLARIS INDS INC COM               731068102      329          7534         7534                                              7534
CITIGROUP INC COM                  172967101      323          6924         6924                                              6924
FORTUNE BRANDS INC COM             349631101      304          3726         3726                                              3726
INTUIT COM                         461202103      303         10000        10000                                             10000
BOEING CO COM                      097023105      294          2800         2800                                              2800
AFLAC INC COM                      001055102      285          5000         5000                                              5000
HOLLY CORP COM PAR $0.01           435758305      281          4700         4700                                              4700
CROSS TIMBERS RTY TR TR UNIT       22757R109      278          6950         6950                                              6950
VERIZON COMMUNICATIONS COM         92343V104      272          6144         6144                                              6144
EXELON CORP COM                    30161N101      271          3600         3600                                              3600
MACROVISION CORP COM               555904101      261         10600        10600                                             10600
ALLERGAN INC COM                   018490102      258          4000         4000                                              4000
BRISTOL MYERS SQUIBB CO COM        110122108      239          8310         8310                                              8310
NOVELL INC COM                     670006105      229         30000        30000                                             30000
INTEL CORP COM                     458140100      228          8800         8800                                              8800
POTASH CORP SASK INC COM           73755L107      222          2100         2100                                              2100
SCANA CORP NEW COM                 80589M102      217          5600         5600                                              5600
LSI CORPORATION COM                502161102      208         28000        28000                                             28000
DOMINION RES INC VA NEW COM        25746U109      204          2420         2420                                              2420
TIME WARNER INC COM                887317105      202         11000        11000                                             11000
FIDELITY SOUTHN CORP NEW COM       316394105      158         10560        10560                                             10560
SIRIUS SATELLITE RADIO INC COM     82966U103       49         14000        14000                                             14000
119 less than 10000sh
  and less than 200k               var           8002        193364       193364                                            193364